SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (Details)	6 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Sep. 30, 2025 USD ($)
Income Tax Disclosure [Abstract]
Current income tax			$ 671,009
Deferred income tax
Income tax expense			$ 671,009